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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664


                            Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Cullen Value Fund
           SCHEDULE OF INVESTMENTS  3/31/2007 (unaudited)

Shares                                                         Value

           COMMON STOCKS - 89.7 %
           Energy - 2.1 %
           Integrated Oil & Gas - 2.1 %
871,900    ConocoPhillips                                 $59,594,365
           Total Energy                                   $59,594,365
           Materials - 4.4 %
           Construction Materials - 1.8 %
1,558,200  Cemex SA (A.D.R.)                              $51,031,050
           Diversified Metals & Mining - 1.2 %
1,305,350  Anglo American Plc                             $34,487,347
           Forest Products - 1.4 %
508,800    Weyerhaeuser Co. (b)                           $38,027,712
           Total Materials                                $123,546,109
           Capital Goods - 10.7 %
           Aerospace & Defense - 6.2 %
1,656,250  Raytheon Co.                                   $86,886,875
1,341,100  United Technologies Corp.                       87,171,500
                                                          $174,058,375
           Industrial Conglomerates - 4.5 %
1,120,700  3M Co.                                         $85,655,101
1,182,600  General Electric Co. (b)                        41,816,736
                                                          $127,471,837
           Total Capital Goods                            $301,530,212
           Transportation - 1.5 %
           Railroads - 1.5 %
642,350    Canadian National Railway Co.                  $28,353,329
269,900    Canadian Pacific Railway, Ltd. (b)              15,235,855
                                                          $43,589,184
           Total Transportation                           $43,589,184
           Automobiles & Components - 2.3 %
           Auto Parts & Equipment - 2.3 %
868,750    BorgWarner, Inc.                               $65,521,125
           Total Automobiles & Components                 $65,521,125
           Retailing - 1.4 %
           Home Improvement Retail - 1.4 %
1,070,070  Home Depot, Inc.                               $39,314,372
           Total Retailing                                $39,314,372
           Food Beverage & Tobacco - 18.7 %
           Agricultural Products - 4.2 %
797,500    Archer Daniels Midland Co.                     $29,268,250
1,088,200  Bunge, Ltd. (b)                                 89,471,804
                                                          $118,740,054
           Distillers & Vintners - 3.0 %
1,049,000  Diageo Plc (A.D.R.)                            $84,916,550
           Packaged Foods & Meats - 11.5 %
1,412,400  General Mills, Inc.                            $82,229,928
1,839,050  Kraft Foods, Inc. (b)                           58,224,323
832,500    Nestle SA (A.D.R.)                              81,043,043
3,557,050  Unilever NV                                     103,937,001
                                                          $325,434,295
           Total Food Beverage & Tobacco                  $529,090,899
           Household & Personal Products - 3.2 %
           Household Products - 3.2 %
1,308,300  Kimberly-Clark Corp.                           $89,605,467
           Total Household & Personal Products            $89,605,467
           Pharmaceuticals & Biotechnology - 7.7 %
           Pharmaceuticals - 7.7 %
1,161,800  GlaxoSmithKline                                $64,201,068
3,259,100  Pfizer, Inc.                                    82,324,866
1,658,750  Sanofi-Synthelabo SA (A.D.R.)                   72,172,213
                                                          $218,698,147
           Total Pharmaceuticals & Biotechnology          $218,698,147
           Banks - 5.3 %
           Diversified Banks - 2.5 %
606,350    Icici Bank, Ltd., * (b)                        $22,283,363
869,800    Wachovia Corp.                                  47,882,490
                                                          $70,165,853
           Regional Banks - 2.8 %
2,270,000  Regions Financial Corp.                        $80,289,900
           Total Banks                                    $150,455,753
           Diversified Financials - 14.6 %
           Diversified Capital Markets - 1.3 %
637,800    UBS AG                                         $37,904,454
           Investment Banking & Brokerage - 6.0 %
1,005,350  Merrill Lynch & Co., Inc.                      $82,106,935
1,106,000  Morgan Stanley                                  87,108,560
                                                          $169,215,495
           Diversified Financial Services - 7.3 %
1,544,100  Bank of America Corp.                          $78,779,982
858,200    Citigroup, Inc.                                 44,059,988
1,748,450  J.P. Morgan Chase & Co.                         84,590,011
                                                          $207,429,981
           Total Diversified Financials                   $414,549,930
           Insurance - 7.9 %
           Life & Health Insurance - 3.1 %
1,412,300  MetLife, Inc.                                  $89,186,745
           Multi-Line Insurance - 3.0 %
1,248,000  American International Group, Inc.             $83,890,560
           Property & Casualty Insurance - 1.8 %
978,650    Chubb Corp.                                    $50,566,846
           Total Insurance                                $223,644,151
           Technology Hardware & Equipment - 4.9 %
           Communications Equipment - 1.5 %
1,890,700  Nokia Corp. (A.D.R. )                          $43,334,844
           Computer Hardware - 2.3 %
1,595,200  Hewlett-Packard Co.                            $64,031,328
           Technology Distributors - 1.1 %
863,102    Arrow Electronics, Inc. *                      $32,582,101
           Total Technology Hardware & Equipment          $139,948,273
           Telecommunication Services - 4.9 %
           Integrated Telecommunication Services - 4.9 %
1,762,713  AT&T Corp.                                     $69,503,774
1,842,800  Verizon Communications, Inc.                    69,878,976
                                                          $139,382,750
           Total Telecommunication Services               $139,382,750
           TOTAL COMMON STOCKS
           (Cost  $2,297,494,501)                         $2,538,470,737
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 16.4 %
           Repurchase Agreement - 10.2 %
290,000,000UBS Warburg, Inc., 5.18%, dated 3/31/07, repurchase price of $290,000,000 plus accrued interest on 4/2/07 collateralized by $303,074,000 U.S. Treasury Bill,
           4.8% 9/20/07                                   $290,000,000
Shares
           Security Lending Collateral - 6.2 %
175,781,712Securities Lending Investment Fund, 5.26%      $175,781,712
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $465,781,712)                           $465,781,712
           TOTAL INVESTMENT IN SECURITIES - 106.1%
           (Cost  $2,763,276,213) (a)                     $3,004,252,449
           OTHER ASSETS AND LIABILITIES - (6.1)%          $(173,696,611)
           TOTAL NET ASSETS - 100.0%                      $2,830,555,838

(A.D.R.)   American Depositary Receipt

*          Non-income producing security

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,763,276,213 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost      $244,704,002

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value       (3,727,766)

           Net unrealized gain                            $240,976,236

(b)        At March 31, 2007, the following securities were out on loan:

Shares                        Security                         Value
780,000    General Electric Co.                            27,580,800
6,006,256  Weyerhaeuser Co.                                 6,006,256
267,113    Canadian Pacific Railway, Ltd.                  15,078,529
600,286    Icici Bank, Ltd. *                              22,060,511
1,820,659  Kraft Foods, Inc.                               57,642,066
692,750    Bunge, Ltd.                                     56,957,904
           Total                                          $185,326,066



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.